Properties	12 Months Ended
Dec. 31, 2015
Properties
Properties text

7 – Properties

		December 31, 2015			December 31, 2014
	Depreciation		Accumulated			Accumulated
In millions	rate	Cost	depreciation	Net	Cost	depreciation	Net
Properties including capital leases
Track and roadway (1)	2%	$33,941	$7,830	$26,111	$29,995	$7,332	$22,663
Rolling stock	5%	6,216	2,362	3,854	5,552	2,107	3,445
Buildings	2%	1,791	624	1,167	1,545	560	985
Information technology (2)	10%	1,067	567	500	1,068	492	576
Other	4%	1,812	820	992	1,549	704	845
Total properties including capital leases		$44,827	$12,203	$32,624	$39,709	$11,195	$28,514
Capital leases included in properties
Track and roadway (3)		$415	$66	$349	$417	$63	$354
Rolling stock		748	301	447	808	292	516
Buildings		109	26	83	109	23	86
Other		122	36	86	108	29	79
Total capital leases included in properties		$1,394	$429	$965	$1,442	$407	$1,035

(1)			Includes $2,487 million of land as at December 31, 2015 ($2,079 million as at December 31, 2014).
(2)			The Company capitalized $85 million of costs for internally developed software in 2015 ($102 million in 2014).
(3)			Includes $108 million of right-of-way access as at December 31, 2015 ($108 million as at December 31, 2014).